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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31, 2010

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            2/14/2011
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          37
Form 13F Information Table Value Total:   2,167,034
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________
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
          COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ------------- --------- -------- ---------------- ---------- -------- ---------------------------
                                                                                                        VOTING AUTHORITY
                                TITLE OF              VALUE       SHARES OR    INVESTMENT  OTHER   ---------------------------
       NAME OF ISSUER            CLASS       CUSIP   (X$1000) PRINCIPAL AMOUNT DISCRETION MANAGERS    SOLE    SHARED   NONE
---------------------------- ------------- --------- -------- ---------------- ---------- -------- ---------- ------ ---------
ARBITRON INC                 COM           03875Q108   14,660    353,091   SH     SOLE                353,091
BERKLEY W R CORP             COM           084423102    5,065    185,000   SH     SOLE                185,000
CAPITOL FED FINL             COM           14057J101   11,910  1,000,000   SH     SOLE              1,000,000
COCA COLA CO                 COM           191216100  101,628  1,545,200   SH     SOLE              1,545,200
COMCAST CORP NEW             CL A          20030N101   43,200  1,966,300   SH     SOLE              1,966,300
COMCAST CORP NEW             CL A SPL      20030N200  136,763  6,572,000   SH     SOLE                               6,572,000
CYPRESS SEMICONDUCTOR CORP   COM           232806109   35,479  1,909,500   SH     SOLE              1,909,500
EBAY INC                     COM           278642103   77,006  2,767,000   SH     SOLE              2,767,000
ECHOSTAR CORP                CL A          278768106   33,455  1,339,800   SH     SOLE              1,339,800
EXCO RESOURCES INC           COM           269279402   21,653  1,115,000   SH     SOLE              1,115,000
EXTERRAN HLDGS INC           COM           30225X103   36,979  1,544,010   SH     SOLE              1,544,010
FBR CAPITAL MARKETS CORP     COM           30247C301    7,214  1,888,490   SH     SOLE              1,888,490
FISERV INC                   COM           337738108   96,343  1,645,200   SH     SOLE              1,645,200
FLOWSERVE CORP               COM           34354P105   24,059    201,800   SH     SOLE                201,800
KRAFT FOODS INC              CL A          50075N104   16,607    527,049   SH     SOLE                527,049
LIBERTY MEDIA CORP NEW       CAP COM SER A 53071M302  156,003  2,493,661   SH     SOLE              2,493,661
MAIDEN HOLDINGS LTD          SHS           G5753U112   38,171  4,856,400   SH     SOLE              4,856,400
NEUTRAL TANDEM INC           COM           64128B108    2,212    153,200   SH     SOLE                153,200
ONLINE RES CORP              COM           68273G101    2,480    533,394   SH     SOLE                533,394
PHI INC                      COM VTG       69336T106    5,373    254,279   SH     SOLE                254,279
PHI INC                      COM NON VTG   69336T205    3,033    160,968   SH     SOLE                                 160,968
PHILIP MORRIS INTL INC       COM           718172109  143,328  2,448,800   SH     SOLE              2,448,800
POWERSHARES QQQ TRUST        UNIT SER 1    73935A104    2,724     50,000   SH     SOLE                 50,000
QLT INC                      COM           746927102    2,199    300,000   SH     SOLE                300,000
SCORPIO TANKERS INC          SHS           Y7542C106   18,176  1,797,794   SH     SOLE              1,797,794
SEACOR HOLDINGS INC          COM           811904101   57,691    570,686   SH     SOLE                570,686
SOUTHERN UN CO NEW           COM           844030106  155,454  6,458,400   SH     SOLE              6,458,400
STARBUCKS CORP               COM           855244109   71,341  2,220,400   SH     SOLE              2,220,400
SUNPOWER CORP                COM CL A      867652109    3,467    270,200   SH     SOLE                270,200
SUNPOWER CORP                COM CL B      867652307    1,241    100,000   SH     SOLE                100,000
TAKE-TWO INTERACTIVE SOFTWAR COM           874054109   51,653  4,220,000   SH     SOLE              4,220,000
TEKELEC                      COM           879101103   83,070  6,974,844   SH     SOLE              6,974,844
UTI WORLDWIDE INC            ORD           G87210103   33,602  1,585,000   SH     SOLE              1,585,000
VISA INC                     COM CL A      92826C839  121,054  1,720,000   SH     SOLE              1,720,000
WEATHERFORD INTERNATIONAL LT REG           H27013103  123,407  5,412,600   SH     SOLE              5,412,600
WEBMD HEALTH CORP            COM           94770V102  175,954  3,446,028   SH     SOLE              3,446,028
WILLIAMS COS INC DEL         COM           969457100  253,380 10,250,000   SH     SOLE             10,250,000

VALUE TOTAL                  ENTRY TOTAL
-----------                  -----------
2,167,034                    37
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